Fair Value (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value [Abstract]
Summary of carrying amount and estimated fair value of long-term debt
The following table summarizes the carrying amount and estimated fair value of our long-term debt (in millions):

	September 30, 2012		September 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
March 2013 Notes(1)	$80.6	$81.7	$80.9	$83.1
March 2016 Notes(1)	—	—	299.2	318.7
March 2019 Notes(1)	349.7	376.6	—	—
March 2020 Notes(1)	347.1	356.3	—	—
March 2022 Notes(1)	399.3	434.0	—	—
March 2023 Notes(1)	346.3	357.7	—	—
Term loan facilities(2)	1,222.6	1,222.6	2,223.1	2,223.1
Revolving credit and swing facilities(2)	242.3	242.3	238.0	238.0
Receivables-backed financing facility(2)	410.0	410.0	559.0	559.0
Industrial development revenue bonds(2)	—	—	17.4	17.4
Other long-term debt(2)(3)	14.6	15.4	28.2	30.3
Total debt	$3,412.5	$3,496.6	$3,445.8	$3,469.6

(1)	Fair value is categorized as level 2 within the fair value hierarchy since the notes trade infrequently. Fair value is based on quoted market prices.

(2)
Fair value approximates the carrying amount as the variable interest rates reprice frequently at observable current market rates. As such, fair value is categorized as level 2 within the fair value hierarchy.

(3)
Fair value for certain debt is estimated based on the discounted value of future cash flows using observable current market interest rates offered for debt of similar credit risk and maturity. As such, fair value is categorized as level 2 within the fair value hierarchy.